Document and Entity Information	Dec. 04, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000789019
Document Type	8-K
Document Period End Date	Dec. 04, 2019
Entity Registrant Name	Microsoft Corporation
Entity Incorporation, State or Country Code	WA
Entity File Number	001-37845
I.R.S. Employer Identification No.	91-1144442
Entity Address, Address Line One	One Microsoft Way
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052-6399
City Area Code	425
Local Phone Number	882-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
COMMON STOCK, $0.00000625 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	COMMON STOCK, $0.00000625 par value per share
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
2.125% Notes due 2021 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.125% Notes due 2021
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
3.125% Notes due 2028 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2028
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
Common stock and paid-in capital
Document And Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2033
Trading Symbol	MSFT
Security Exchange Name	NASDAQ